Offerings	Dec. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 345,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,644.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act"). Includes 4,500,000 units, consisting of 34,500,000 Class A ordinary shares and 11,500,000 redeemable warrants, which may be issued upon exercise of a 45-day over-allotment option granted to the underwriters of this offering. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	34,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	8,625,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the redeemable warrants included as part of the units
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 99,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,697.79
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	We previously paid a registration fee of $65,908.22 in connection with the initial filing of this Registration Statement on Form S-1 on October 2, 2025.